Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (FY) (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Net of adjustments, stock option for forfeitures	$ 1,600	$ 1,500
Stock option forfeitures	$ 2,000	$ 2,000